Note 8 - Segment Information (Tables)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Segment Reporting [Table Text Block]

For the period from December 4, 2025 (inception) through December 31, 2025
General and administrative expenses	$659

For the Three
Months ended
March 31, 2026
(Unaudited)
General and administrative expenses	$37,269

Archimedes Tech SPAC Partners II Co
Notes Tables
Segment Reporting [Table Text Block]

	March 31,	December 31,
	2026	2025
Cash	$1,077,839	$1,362,766
Demand deposit held in Trust Account	$242,002,931	$239,860,969

	For the Three	For the Three
	Months	Months
	Ended	Ended
	March 31,	March 31,
	2026	2025
General and administrative expenses	$448,673	$157,451
Interest earned on cash in bank account	$11,514	$10,790
Interest earned on demand deposit held in Trust Account	$2,141,962	$1,305,884

	December 31,	December 31,
	2025	2024
Cash	$1,362,766	$—
Cash held in Trust Account	$239,860,969	$—

		For the Period
	For the Year	from June 7, 2024
	Ended	(Inception) Through
	December 31,	December 31,
	2025	2024
General and administrative expenses	$785,975	$78,700
Interest earned on cash in bank account	61,744	—
Interest earned on cash held in Trust Account	8,710,969	—